RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Group Payables with Related Parties) (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Payable to related companies		$ 893	¥ 5,986	¥ 5,710
Payable to the Shareholder:		2,097	14,050	14,050
Dividend payables to related companies		753	5,048	5,048
Lease liabilities to related parties				372
Feishang Enterprise [Member]
IfrsStatementLineItems [Line Items]
Payable to related companies	[1],[2]	457	3,068	3,019
Anka Capital Limited [Member]
IfrsStatementLineItems [Line Items]
Payable to related companies	[3]	421	2,818	2,691
Yangpu Lianzhong Mining Co [Member]
IfrsStatementLineItems [Line Items]
Payable to related companies	[4],[5]	15	100
Feishang Group [Member]
IfrsStatementLineItems [Line Items]
Payable to the Shareholder:	[1],[6]	2,097	14,050	14,050
Qianhai Industrial [Member]
IfrsStatementLineItems [Line Items]
Dividend payables to related companies	[7],[8]	753	5,048	5,048
Anka [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities to related parties	[3]			¥ 372

[1]	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[2]	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[3]	Anka Capital and Anka are each jointly owned by Wong Wah On Edward and Tam Cheuk Ho, who are officers of the Company.
[4]	The payable to Yangpu Lianzhong Mining Co., Ltd by Feishang Management represents the net amount of advances from Yangpu Lianzhong Mining Co., Ltd. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[5]	Yangpu Lianzhong Mining Co., Ltd is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[6]	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[7]	Qianhai Industrial is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[8]	The dividend payable to Shenzhen Qianhai Feishang Industrial Investment Co., Ltd. (“Qianhai Industrial”) represents the declared but unpaid dividend that was approved at the shareholder meeting of Shenzhen Qianhai on June 22, 2021, prior to the acquisition of Precise Space-Time Technology Limited (“PST Technology”) and its subsidiaries by the Group.